Derivative Liabilities (Details Narrative) (10-K)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) Integer	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Integer	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Integer
Conversion features			$ 965,750			$ 311,250
Derivative liabilities	$ 847,529		847,529			458,745
Changes in derivative liabilities	$ 132,977		$ 157,546			$ 147,495
Derivative liability, description			An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.			An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.
Volatility [Member] | Minimum [Member]
Derivative Liability, Measurement Input | Integer	218		218			161
Volatility [Member] | Maximum [Member]
Derivative Liability, Measurement Input | Integer	290		290			231